Registration No. 333-216513

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

Pre-Effective Amendment No.      //

Post-Effective Amendment No. 1     /X/

T. ROWE PRICE HIGH YIELD FUND, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Calculation of Registration Fee under the Securities Act of 1933:

Title of the securities being registered: Shares of common stock, par value $0.01 per share of the T. Rowe Price High Yield Fund, Inc. The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

This Post-Effective Amendment consists of the following:

1) Facing Sheet of the Registration Statement.

2) Part A is incorporated herein by reference to the Registrant`s filing pursuant to Rule 497 on Form N-14 filed on April 21, 2017. Part B to the Registration Statement is incorporated herein by reference to the Registrant`s Registration Statement on Form N-14 (File No. 333-216513) filed on April 20, 2017.

This Post-Effective Amendment No. 1 to the Registrant`s Registration Statement on Form N-14, as amended, is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of filing an opinion of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, as Exhibit 12 to the Registration Statement on Form N-14, as amended.

PART C: OTHER INFORMATION

Item 15. Indemnification

T. Rowe Price High Yield Fund, Inc. (the “Corporation” or the “Registrant”) maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 16 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under applicable Maryland law, as from time to time amended. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under applicable Maryland law, as from time to time amended. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in applicable Maryland law, as from time to time amended.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

i. the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

ii. an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

i. a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

ii. an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents: To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) CHARTER OF THE REGISTRANT

 (a) Articles of Incorporation of Registrant, dated October 9, 1984 (electronically filed with Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, dated April 25, 1994)

 (b) Articles Supplementary of Registrant, on behalf of T. Rowe Price High Yield Fund—Advisor Class, dated March 14, 2000 (electronically filed with Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, dated March 27, 2000)

 (c) Articles Supplementary of Registrant, on behalf of T. Rowe Price High Yield Fund and T. Rowe Price High Yield Fund—Advisor Class, dated May 19, 2004 (electronically filed with Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, dated September 29, 2004)

 (d) Articles Supplementary of Registrant, dated April 5, 2007 (electronically filed with Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A, dated September 19, 2007)

 (e) Articles Supplementary of Registrant, dated February 7, 2012 (electronically filed with Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, dated September 27, 2012)

 (f) Articles Supplementary of Registrant, on behalf of T. Rowe Price High Yield Fund—I Class, dated July 23, 2015 (electronically filed with Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, dated August 12, 2015)

 (g) Articles Supplementary of Registrant, on behalf of T. Rowe Price U.S. High Yield Fund, T. Rowe Price U.S. High Yield Fund—Advisor Class, and T. Rowe Price U.S. High Yield Fund—I Class, dated March 20, 2017 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

(2) BYLAWS OF THE REGISTRANT

 (a) By-Laws of Registrant, as amended January 21, 1988, April 20, 1990, July 1, 1991, July 20, 1993, January 18, 1994, July 21, 1999, October 16, 2002, February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, and October 17, 2011 (electronically filed with Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, dated September 27, 2012)

(3) VOTING TRUST AGREEMENT

  Not applicable

(4) AGREEMENT AND PLAN OF REORGANIZATION

 (a) Form of Amended Agreement and Plan of Reorganization (electronically filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, dated April 20, 2017)

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

 (a) Article SEVENTH, Section I—Issue of the Corporation’s Shares and Section II—Redemption and Repurchase of the Corporation’s Shares, in their entirety, from the Registrant’s Articles of Incorporation, is hereby incorporated by reference from Amendment No. 15, electronically filed and dated April 25, 1994 and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, from the Registrant’s By-Laws, are also incorporated by reference from Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A electronically filed and dated April 25, 1994

(6) INVESTMENT MANAGEMENT AGREEMENTS

 (a) Investment Management Agreement between Registrant, on behalf of T. Rowe Price High Yield Fund, and T. Rowe Price Associates, Inc., dated July 1, 1987 (electronically filed with Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, dated April 25, 1994)

 (b) Amended Investment Management Agreement between Registrant, on behalf of T. Rowe Price High Yield Fund, and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, dated September 29, 2004)

 (c) Investment Management Agreement between Registrant, on behalf of T. Rowe Price U.S. High Yield Fund, T. Rowe Price U.S. High Yield Fund—Advisor Class, and T. Rowe Price U.S. High Yield Fund—I Class, and T. Rowe Price Associates, Inc., dated February 6, 2017 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

 (a) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated May 1, 2003 (electronically filed with Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, dated September 26, 2003)

 (b) Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, dated March 27, 2000)

(8) BONUS OR PROFIT SHARING PLAN

  Not applicable

(9) CUSTODIAN AGREEMENTS

 (a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, and October 3, 2016 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

 (b) Global Custody Agreement between JPMorgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, February 4, 2014, July 17, 2014, December 22, 2014, July 31, 2015, February 26, 2016, April 21, 2016, July 15, 2016, and July 26, 2016 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

 (a) Rule 12b-1 Plan for T. Rowe Price High Yield Fund—Advisor Class, dated May 1, 2003 (electronically filed with Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, dated September 26, 2003)

 (b) Rule 12b-1 Plan for T. Rowe Price U.S. High Yield Fund—Advisor Class, dated May 22, 2017 (electronically filed with Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A, dated February 17, 2017)

 (c) Rule 18f-3 Plan for T. Rowe Price High Yield Fund, T. Rowe Price High Yield Fund—Advisor Class, and T. Rowe Price High Yield Fund—I Class, dated February 9, 2000 (electronically filed with Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, dated March 27, 2000)

 (d) Amended and Restated Rule 18f-3 Plan for T. Rowe Price High Yield Fund, T. Rowe Price High Yield Fund—Advisor Class, and T. Rowe Price High Yield Fund—I Class, dated August 28, 2015 (electronically filed with Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, dated August 12, 2015)

 (e) Rule 18f-3 Plan for T. Rowe Price U.S. High Yield Fund, T. Rowe Price U.S. High Yield Fund—Advisor Class, and T. Rowe Price U.S. High Yield Fund—I Class, dated May 22, 2017 (electronically filed with Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A, dated February 17, 2017)

(11) LEGAL OPINION AND CONSENT (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

 (a) Legal Letter (electronically filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, dated April 20, 2017)

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

 (a) Opinion of Willkie Farr & Gallagher LLP (filed herewith)

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

 (a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2017, as amended April 10, 2017 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

 (b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 47, dated September 23, 2015)

 (c) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, and April 18, 2017 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

 (d) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, and October 25, 2016 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

 (e) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated August 1, 2015, as amended November 3, 2015, April 18, 2016, July 19, 2016, August 1, 2016, and October 25, 2016 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

 (f) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2017, as amended April 10, 2017 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

 (g) I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds listed on Exhibit A of the Agreement, dated July 27, 2015 (electronically filed with Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, dated August 12, 2015)

 (h) Expense Limitation Agreement between T. Rowe Price Associates, Inc. and Registrant, on behalf of the T. Rowe Price U.S. High Yield Fund, T. Rowe Price U.S. High Yield Fund—Advisor Class, and T. Rowe Price U.S. High Yield Fund—I Class, dated February 6, 2017 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

(14) OTHER OPINIONS AND CONSENTS

 (a) Consent of Independent Registered Public Accounting Firm (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

(15) OMITTED FINANCIAL STATEMENTS

  Not applicable

(16) POWERS OF ATTORNEY

 (a) Power of Attorney, dated April 21, 2016 (electronically filed with Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, dated April 18, 2017)

(17) ADDITIONAL EXHIBITS

 (a) Form of Proxy Card (electronically filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, dated April 20, 2017)

 (b) Acquired Fund’s Summary Prospectus, dated November 30, 2016 (as supplemented) (File Nos. 333-62270 and 811-10399) as filed with the SEC on November 29, 2016 (Accession No. 0000891804-16-001933)

 (c) Acquired Fund’s Semi-Annual Report for the fiscal period ended January 31, 2017 (File Nos. 333-62270 and 811-10399) as filed with the SEC on April 4, 2017 (Accession No. 0000891804-17-000276) is incorporated herein by reference.

 (d) Acquired Fund’s Annual Report for the fiscal year ended July 31, 2016 (File Nos. 333-62270 and 811-10399) as filed with the SEC on September 29, 2016 (Accession No. 0000891804-16-001782) is incorporated herein by reference.

 (e) Acquired Fund’s Prospectus and Statement of Additional Information, each dated March 27, 2017 (as supplemented) (File Nos. 333-62270 and 811-10399) as filed with the SEC on March 27, 2017 (Accession No. 0000891804-17-000220) is incorporated herein by reference.

 (f) Acquiring Fund’s Statement of Additional Information, dated April 19, 2017 (File Nos. 002-93707 and 811-04119) as filed with the SEC on April 18, 2017 (Accession No. 0000754915-17-000016) is incorporated herein by reference.

Item 17. Undertakings

 (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

 (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Signatures

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Baltimore and State of Maryland on the 1st day of June, 2017.

 T. Rowe Price High Yield Fund, Inc.

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	June 1, 2017

Edward C. Bernard	(Chief Executive Officer)

/s/Catherine D. Mathews	Treasurer	June 1, 2017

Catherine D. Mathews	(Chief Financial Officer)
and Vice President

*

Anthony W. Deering	Director	June 1, 2017

*

Bruce W. Duncan	Director	June 1, 2017

*

Robert J. Gerrard, Jr.	Director	June 1, 2017

*

Paul F. McBride	Director	June 1, 2017

*

Cecilia E. Rouse	Director	June 1, 2017

*

John G. Schreiber	Director	June 1, 2017

*

Mark. R. Tercek	Director	June 1, 2017

/s/Edward A. Wiese

Edward A. Wiese	Director	June 1, 2017

*/s/David Oestreicher

David Oestreicher	Vice President and	June 1, 2017

Attorney-In-Fact